INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2024	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2024	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2024	$1,777	$1,115	$1,387	$4,279

Amortization	405	255	314	974

Balance on December 31, 2024	2,182	1,370	1,701	5,253

Amortized cost on December 31, 2024	$4,846	$3,550	$3,799	$12,195

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2023	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2023	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2023	$1,374	$862	$1,072	$3,308

Amortization	403	253	315	971

Balance on December 31, 2023	1,777	1,115	1,387	4,279

Amortized cost on December 31, 2023	$5,251	$3,805	$4,113	$13,169